Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Financial Assets [Abstract]
Summary of Other Financial Assets

	Balance as of
	Current		Non-Current
Other Financial Assets	12-31-2021 ThUS$	12-31-2020 ThUS$	12-31-2021 ThUS$	12-31-2020 ThUS$
Financial assets at fair value through profit or loss (1)	156,171	118,383	26,193	25,460
Financial assets measured at amortized cost (1)	50,941	13,827	—	—
Financial assets at fair value with changes in results IFRIC 12 (2)	—	—	2,978,228	2,468,149
Financial assets at fair value with changes in other comprehensive income	—	—	2,155	268
Financial assets measured at amortized cost IFRIC 12 (3)	72,226	10,283	294,695	267,351
Hedging derivatives (4)	32,689	86,465	171,905	29,635
Non-hedging derivatives (5)	3	1,321	—	—
Total	312,030	230,279	3,473,176	2,790,863

(1)	The amounts included in financial assets measured at fair value with changes to profit and loss and financial assets at amortized cost mainly correspond to time deposits and other highly liquid investments that are easily convertible in cash and are subject to low risk of change in their value but that do not strictly meet the definition of cash equivalents as defined in Note 3.g.2 (for example with maturity date above 90 days at the time of investment).

(2)	Corresponding to concession agreements that include Enel Distribución Río S.A., Enel Distribución Ceará S.A., Enel Distribución Goias S.A, Enel Distribución Sao Paulo S.A. and PH Chucás S.A. with balances as of December 31, 2021 of ThUS$ 949,250 (ThUS$ 831,941, as of December 31, 2020), ThUS$ 702,439 (ThUS$ 582,649 as of December 31, 2020), ThUS$ 78,095 (ThUS$ 43,318 as of December 31, 2020), ThUS$ 1,134,209 (ThUS$ 1,010,241 as of December 31, 2020) and ThUS$ 114,235 (ThUS$ 0 as of December 31, 2020,) respectively. The current legislation in effect, among other aspects, establishes that the government in its capacity of grantor will use the New Replacement Value (VNR) in order to pay the applicable amounts to concession companies as compensation for those assets not amortized at the end of the concession term. On a monthly basis, distributors adjust the carrying amount of financial assets, once the present value of the estimated cash flows have been computed, using the rate of interest in effect for the payment corresponding to the end of concession; see Note 2.2.c and 3.d.1. For Chucás, financial assets relate to the rights receivable from Instituto Costarricense de Electricidad (ICE), generated under the context of the application of the concession agreement with such entity.

(3)	Corresponding to the concession agreement in Enel Green Power Project I (Volta Grande) Fontibon ZE S.A.S., Luz de Angra Energía S.A., EGP Paranapanema, EGP Mourao and Usme ZE S.A.S; see Note 3.d.1.

(4)	See Note 22.2.a)

(5)	See Note 22.2.b)